SHARE-BASED COMPENSATION - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED COMPENSATION
Share-based compensation expense	$ 2,401,000
Granting of share options percentage	10.00%
Issued and outstanding common shares at the time of grant, subject to a maximum	39,670,000
Aggregate options granted	27,485,093	26,226,093
Number of share units that are issuable	15,000,000
Share options
SHARE-BASED COMPENSATION
Weighted average share price at the date of exercise	$ 1.75	$ 1.49
RSUs
SHARE-BASED COMPENSATION
Weighted average share price at the date of exercise	1.79	1.54
PSUs
SHARE-BASED COMPENSATION
Weighted average share price at the date of exercise	$ 1.58	$ 1.41